-----------------------------------
                                  SMITH BARNEY
                                   DIVERSIFIED
                              LARGE CAP GROWTH FUND
                       -----------------------------------

                        ANNUAL REPORT | OCTOBER 31, 2001



                        [SMITH BARNEY MUTUAL FUNDS LOGO]

             -------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
             -------------------------------------------------------

                                  Annual Report o October 31, 2001

                                  SMITH BARNEY DIVERSIFIED
                                  LARGE CAP GROWTH FUND

BRIAN O'TOOLE

Brian O'Toole has 15 years of securities business experience and leads a team of equity managers in the day-to-day management of the Fund. Mr. O'Toole holds a BA from St. Mary's College.

BRIAN ROUTLEDGE

Brian Routledge has 12 years of securities business experience and leads a team of equity managers in the day-to-day management of the Fund. Mr. Routledge holds a BS in Finance with high honors from St. John's University.

FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

FUND FACTS

FUND INCEPTION
----------------------------------------
October 19, 1990


MANAGER INVESTMENT
INDUSTRY EXPERIENCE
----------------------------------------
15 Years (Brian O'Toole)
12 Years (Brian Routledge)

           Class A   Class B    Class L
----------------------------------------
NASDAQ     CFLGX     CFLCBX           --
----------------------------------------
Inception  2/21/95   2/21/95    09/11/00
----------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2001

                                       WITHOUT SALES CHARGES(1)

                          Class A              Class B              Class L
--------------------------------------------------------------------------------
One-Year                 (28.00)%             (28.58)%              (28.54)%
--------------------------------------------------------------------------------
Five-Year                  7.78%                  --                    --
--------------------------------------------------------------------------------
Ten-Year                  10.22%                  --                    --
--------------------------------------------------------------------------------
Since Inception+          11.80%               (8.35)%              (28.06)%
--------------------------------------------------------------------------------

                                         WITH SALES CHARGES( 2)

                          Class A             Class B               Class L
--------------------------------------------------------------------------------
One-Year                 (31.60)%             (32.15)%              (29.96)%
--------------------------------------------------------------------------------
Five-Year                  6.68%                  --                    --
--------------------------------------------------------------------------------
Ten-Year                   9.66%                  --                    --
--------------------------------------------------------------------------------
Since Inception+          11.29%               (9.33)%              (28.71)%
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are October 19,1990, January 4, 1999 and September 22, 2000, respectively.

--------------------------------------------------------------------------------

WHAT'S INSIDE
Fund at a Glance ............................................................  1
Letter to our Shareholders ..................................................  2

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Statement of Assets and Liabilities .........................................  4
Statement of Operations .....................................................  5
Statement of Changes in Net Assets ..........................................  6
Financial Highlights ........................................................  7
Notes to Financial Statements ............................................... 10
Independent Auditors' Report ................................................ 13
Additional Information ...................................................... 14

LARGE CAP GROWTH PORTFOLIO
Portfolio of Investments .................................................... 15
Statement of Assets and Liabilities ......................................... 17
Statement of Operations ..................................................... 18
Statement of Changes in Net Assets .......................................... 19
Financial Highlights ........................................................ 20
Notes to Financial Statements ............................................... 21
Independent Auditors' Report ................................................ 23

                        [SMITH BARNEY MUTUAL FUNDS LOGO]

    ----------------------------------------------------------------------------
    Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
    ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND AT A GLANCE
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $25,136 including sales charge (as of 10/31/01). The graph shows how the Fund compares to its benchmarks over the same period.

        [The table below represents a line chart in the printed report.]

                          Smith Barney
                           Diversified
                             Large Cap
                           Growth Fund       S&P Barra       Lipper Growth
                              Class A       Growth Index      Funds Index
                           -----------      ------------     -------------
        10/31/91             9500            9500               9500
        11/30/91             9092.97         9745               9601
        12/31/91             10098.3         11118.1            10662.9
        1/31/92              9934.93         10727.8            10717.2
        2/29/92              10180           10791.1            10868.4
        3/31/92              9910.42         10540.8            10544.5
        4/30/92              9951.27         10652.5            10473.8
        5/31/92              9926.76         10735.6            10532.5
        6/30/92              9610.29         10513.4            10226
        7/31/92              10020.3         10987.5            10592.1
        8/31/92              9741.49         10861.2            10362.2
        9/30/92              9954.69         10989.3            10522.8
        10/31/92             10208.9         11154.2            10735.4
        11/30/92             10774.7         11604.8            11270
        12/31/92             10865.7         11681.4            11478.5
        1/31/93              10923.2         11555.2            11619.7
        2/28/93              10767.2         11461.6            11437.3
        3/31/93              11391.3         11623.2            11754.1
        4/30/93              11210.7         11087.4            11389.7
        5/31/93              11531           11482.1            11803.2
        6/30/93              11418.6         11384.5            11838.6
        7/31/93              11270.6         11150              11810.2
        8/31/93              11780.3         11557              12309.7
        9/30/93              11813.2         11380.2            12435.3
        10/31/93             11977.6         11803.5            12608.2
        11/30/93             11829.6         11795.2            12361
        12/31/93             12198.2         11877.8            12718.3
        1/31/94              12445.4         12132              13093.5
        2/28/94              12247.6         11914.8            12889.2
        3/31/94              11703.6         11364.3            12282.1
        4/30/94              11917.9         11415.5            12322.7
        5/31/94              12156.9         11601.6            12369.5
        6/30/94              11808.1         11354.5            11952.6
        7/31/94              12177.6         11716.7            12268.2
        8/31/94              12479.9         12342.3            12830
        9/30/94              12160.8         12165.8            12599.1
        10/31/94             12387.5         12449.3            12798.2
        11/30/94             11976           12041              12318.2
        12/31/94             12148.7         12249.3            12431.6
        1/31/95              12226.1         12553              12518.6
        2/28/95              12656           13042.6            12985.5
        3/31/95              12965.5         13452.2            13346.5
        4/30/95              13103.1         13801.9            13620.1
        5/31/95              13524.4         14296              14016.5
        6/30/95              13738.5         14843.6            14591.2
        7/31/95              14172.5         15317.1            15271.1
        8/31/95              14033.6         15266.5            15388.7
        9/30/95              14458.9         16020.7            15831.9
        10/31/95             14502.3         16148.8            15594.4
        11/30/95             15283.4         16730.2            16137.1
        12/31/95             15495.5         16919.3            16193.6

        1/31/96              15900.9         17565.6            16540.1
        2/29/96              16000           17725.4            16913.9
        3/31/96              16288.3         17651              17064.5
        4/30/96              16414.4         17995.2            17625.9
        5/31/96              16711.7         18657.4            18093
        6/30/96              16896           18890.6            17832.4
        7/31/96              15931.6         18019.8            16773.2
        8/31/96              16359.2         18286.4            17365.3
        9/30/96              17269           19555.5            18349.9
        10/31/96             17278.1         19979.9            18474.7
        11/30/96             18242.6         21472.4            19575.8
        12/31/96             17640.4         20976.4            19291.9
        1/31/97              18684.3         22618.8            20277.7
        2/28/97              18558.6         22808.8            19983.7
        3/31/97              17582.4         21725.8            19038.5
        4/30/97              19080.6         23479.1            19746.7
        5/31/97              20027.9         24871.4            21208
        6/30/97              21007.7         26132.4            22043.6
        7/31/97              22476.9         28202.1            23897.4
        8/31/97              20966.9         26326.7            23104
        9/30/97              21946.3         27669.3            24388.6
        10/31/97             21568.8         26836.5            23464.3
        11/30/97             22813.6         28293.7            23858.5
        12/31/97             23176           28641.7            24085.1
        1/31/98              23749.6         29604.1            24198.3
        2/28/98              25419.6         31661              26022.9
        3/31/98              26643.4         33297.8            27167.9
        4/30/98              26668.9         33577.5            27491.2
        5/31/98              25980.5         32902.6            26685.7
        6/30/98              28096.7         35245.3            27654.4
        7/31/98              27727           35224.1            27012.8
        8/31/98              24132.1         30641.5            22588.1
        9/30/98              25929.5         32691.4            23927.6
        10/31/98             27370.1         35430.9            25621.7
        11/30/98             28925.3         37831              27176.9
        12/31/98             31794.2         40708.5            29315.7
        1/31/99              33193.4         43194.5            30514.7
        2/28/99              31600.3         41500              29272.8
        3/31/99              33068.8         43510.3            30554.9
        4/30/99              31960.5         43425.9            31438
        5/31/99              30838.3         42160              30859.5
        6/30/99              33207.3         45177.4            32711.1
        7/31/99              32029.7         43748              31854
        8/31/99              32403.8         44354.8            31545.1
        9/30/99              32196           43599.8            31015.1
        10/31/99             33830.7         46614.8            32823.3
        11/30/99             34842           48608.9            34247.8
        12/31/99             37255.9         52207.5            37463.7
        1/31/00              34802.9         48729.4            36006.4
        2/29/00              34787           49752.2            37741.9
        3/31/00              38211.6         54353.3            40100.7
        4/30/00              36491.3         51662.8            38348.3
        5/31/00              34866.7         49556.5            36845.1
        6/30/00              37301.9         53555.3            38749.9
        7/31/00              36632.7         51171              38071.8
        8/31/00              39070.6         54134.8            41205.1
        9/30/00              35788.2         48850.2            39128.4
        10/31/00             34911.8         47579.6            37974.1
        11/30/00             31804.6         42521.9            33891.9
        12/31/00             30564.5         40680.7            34576.5
        1/31/01              31833.6         41839.7            35579.2
        2/28/01              28290.7         36923.5            31576.6
        3/31/01              25822.9         33596.3            28999.9
        4/30/01              28061.5         36598.5            31665
        5/31/01              28114.4         36685.2            31680.8
        6/30/01              27709           36187.8            30939.5
        7/31/01              27832.4         36093              30057.7
        8/31/01              25770.1         33669.3            28016.8
        9/30/01              24166.1         31409.8            25167.5
        10/31/01             25135.5         32565              26045.8

The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*
--------------------------------------------------------------------------------

 1. GENERAL ELECTRIC CO .................................................. 7.94%

 2. MICROSOFT CORP ....................................................... 7.15%

 3. PFIZER INC ........................................................... 5.54%

 4. WAL-MART STORES INC .................................................. 5.14%

 5. INTERNATIONAL BUSINESS MACHINES CORP ................................. 4.68%

 6. JOHNSON & JOHNSON .................................................... 4.27%

 7. MERCK & CO. INC ...................................................... 3.84%

 8. INTEL CORP ........................................................... 3.34%

 9. COCA COLA CO ......................................................... 3.30%

10. HOME DEPOT ........................................................... 2.72%

* As a percentage of total investments. Information as of 10/31/01, subject to change.

--------------------------------------------------------------------------------
                               PORTFOLIO BREAKDOWN
--------------------------------------------------------------------------------

        [The table below represents a pie chart in the printed report.]

                 Finance                                    9%
                 Consumer Non-Durable                      10%
                 Computer Software                          9%
                 Communications                             2%
                 Computer & Telecommunication Equipment    11%
                 Consumer Services                          1%
                 Commercial Services                        2%
                 Retail                                    10%
                 **Short-Term                               4%
                 Pharmaceuticals                            3%
                 Healthcare                                24%
                 Semi-Conductors                            4%
                 Conglomerates                             11%


** Includes cash and net other assets. Information as of 10/31/01, subject to change.

                      1 | 2001 Annual Report to Shareholders

DEAR SHAREHOLDER:

Enclosed herein is the annual report for the Diversified Large Cap Growth Fund (the "Fund") for the 12-month period ended October 31, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's holdings and performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the year ended October 31, 2001, the Fund's Class A shares, without sales charges, returned negative 28.00%. In comparison, the Standard & Poor's Barra Growth Index(1) returned negative 31.56% for the same period. Past performance is not indicative of future results.

INVESTMENT STRATEGY

The Fund invests primarily in equity securities of U.S. large cap issuers that, at the time the securities are purchased, have market capitalizations within the top 1,000 stocks of the equity market.

We use a growth approach, emphasizing well-established companies with superior management teams. We look principally for issuers with long histories of strong, relatively predictable earnings growth rates and the products and strategies for continuing above-average growth. We seek issuers that build earnings by increasing sales, productivity and market share rather than by cutting costs, and also emphasize issuers with stable financial characteristics and low debt levels.

MARKET AND FUND REVIEW

The U.S. economy suffered a severe disruption following the terrorist attacks of September 11. The economy now faces a heightened risk of negative Gross Domestic Product ("GDP")(2) growth in the fourth quarter of 2001. In fact, preliminary data for the third quarter 2001 GDP was reported at negative 0.4%--the first contraction since 1993. In response to the events of September 11, the U.S. Federal Reserve Board ("Fed") aggressively cut short-term interest rates several times in an attempt to reduce stress on the economy.

During the period, the Fund's positions in the financial services and healthcare sectors, along with superior stock selection in other sectors, helped its performance relative to its peer group. The Fund initiated new positions in SBC Communications Inc. and Tyco International Ltd. because we believe their earnings outlooks seem relatively predictable. We trimmed the Fund's position in General Electric Co. and liquidated the Fund's AOL Time Warner Inc. position on concerns that the companies' earnings growth rate were slowing.

Throughout the period, perhaps the greatest factor contributing to the Fund's performance was stock selection. Specifically, holdings in the technology, financial services, and healthcare sectors had the greatest impact on the Fund's performance. Additionally, the Fund's sector selection in the technology, financials and the communication services sectors also improved the Fund's performance compared to the benchmark.

While the last 12 months were difficult for the U.S. economy in general and for growth stocks(3) in particular, the general outperformance of value stocks(4) compared to growth stocks has been extreme by historical standards. For this reason, we expect to see blue-chip growth companies improve as the current economic clouds lift. Of course, there can be no assurances that our expectations will be met.

----------
(1) THE S&P BARRA GROWTH INDEX ("S&P BARRA GROWTH INDEX") IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF STOCKS OF THE S&P 500 WITH LOWER BOOK-TO-PRICE RATIOS RELATIVE TO THE S&P 500 AS A WHOLE. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) GROSS DOMESTIC PRODUCT ("GDP") IS THE MARKET VALUE OF THE GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN THE U.S. GDP COMPRISES CONSUMER AND GOVERNMENT PURCHASES, PRIVATE DOMESTIC INVESTMENTS AND NET EXPORTS OF GOODS AND SERVICES.

(3) GROWTH STOCKS ARE SHARES OF COMPANIES BELIEVED TO EXHIBIT THE POTENTIAL FOR FASTER-THAN-AVERAGE GROWTH WITHIN THEIR INDUSTRIES.

(4) VALUE STOCKS ARE SHARES THAT ARE CONSIDERED TO BE INEXPENSIVE RELATIVE TO THEIR ASSET VALUES OR EARNING POWER.

                      2 | 2001 Annual Report to Shareholders

MARKET AND FUND OUTLOOK

Looking ahead, we expect the Fed will continue to ease monetary policy until the U.S. economy begins to stabilize, which we think will occur in early 2002. We expect to see the Fed moving monetary policy back to a neutral stance toward mid-2002.

In addition to lower short-term interest rates, we anticipate that recent tax cuts and increased government spending should also begin to have a positive impact on economic growth in the U.S. Fiscal policy is now becoming accommodative, following many years of restrictive policy. We believe the tax cut enacted in the third quarter of 2001, emergency spending directed toward the airlines industry, and the current $100 billion stimulus package on the table in Washington should combine to offset the external shocks impacting consumer confidence.

In our view, these trends of increased federal spending and reduced tax rates are not likely to change course before 2003. Higher expenditures on defense and domestic security are also likely for years to come. We believe that when the economy eventually begins to rebound, the extremely accommodative monetary conditions that will likely be in place at that time should have a strong positive effect on growth.

Thus, it now appears that, given the volume of monetary and fiscal stimulus now on the table, the economic recovery, although delayed, in our view will likely be a fairly vigorous one. At this level, we feel monetary policy should be accommodating enough to support a recovery in business investment and manufacturing in the second half of 2002, which should be a positive for growth stocks.

Going forward, we will continue to be opportunistic and take advantage of current market conditions by increasing exposure to growth companies we find most attractive.

Thank you for your investment in the Smith Barney Diversified Large Cap Growth Fund and your continued confidence in our investment approach.

Sincerely,




/s/ Heath B. McLendon      /s/ Brian O'Toole         /s/ Brian Routledge

Heath B. McLendon          Brian O'Toole             Brian Routledge
Chairman                   Managing Director         Director

NOVEMBER 30, 2001

THE INFORMATION PROVIDED IN THIS COMMENTARY REPRESENTS THE OPINION OF THE FUND'S MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND'S INVESTMENT PORTFOLIO. PLEASE REFER TO PAGES 15 THROUGH 16 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF OCTOBER 31, 2001 AND IS SUBJECT TO CHANGE.

                      3 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 2001
--------------------------------------------------------------------------------
ASSETS:
   Investment in Large Cap Growth Portfolio, at value (Note 1A)   $276,954,226
   Receivable for shares of beneficial interest sold                    14,789
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                    276,969,015
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for shares of beneficial interest repurchased               246,386
   Distribution fee payable                                             69,173
   Management fees payable                                              30,921
   Accrued expenses and other liabilities                               69,758
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   416,238
--------------------------------------------------------------------------------
NET ASSETS                                                        $276,552,777
================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                $324,985,711
   Unrealized depreciation                                         (30,696,622)
   Accumulated net realized loss                                   (17,736,312)
--------------------------------------------------------------------------------
   TOTAL                                                          $276,552,777
================================================================================
COMPUTATION OF
CLASS A SHARES:
   Net Asset Value per share
     ($261,863,882/18,369,200 shares outstanding)                       $14.26
   Offering Price per share ($14.26 / 0.95)                             $15.01*
--------------------------------------------------------------------------------
CLASS B SHARES:
   Net Asset Value per share and offering price
     ($14,485,290/1,039,800 shares outstanding)                         $13.93**
--------------------------------------------------------------------------------
CLASS L SHARES:
   Net Asset Value per share and offering price
     ($203,605/13,964 shares outstanding)                               $14.58
   Offering Price per share ($14.58 / 0.99)                             $14.73
--------------------------------------------------------------------------------

 * BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.
** REDEMPTION  PRICE PER  SHARE IS EQUAL TO NET ASSET VALUE LESS ANY  APPLICABLE
   CONTINGENT DEFERRED SALES CHARGES.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      4 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2001

INVESTMENT INCOME (NOTE 1B):
     Dividend Income from Large Cap Growth Portfolio              $   2,599,378
     Interest Income from Large Cap Growth Portfolio                    530,193
     Allocated Expenses from Large Cap Growth Portfolio              (2,130,321)
--------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                            999,250
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                         1,012,161
     Service fees Class A (Note 3)                                      798,335
     Service fees Class B (Note 3)                                      179,060
     Service fees Class L (Note 3)                                        1,467
     Legal fees                                                          62,394
     Transfer agent fees                                                 58,892
     Shareholder reports                                                 45,987
     Custody and fund accounting fees                                    41,774
     Blue sky fees                                                       39,375
     Audit fees                                                          25,110
     Trustees fees                                                       19,079
     Other                                                               63,724
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                   2,347,358
     Less: aggregate amount waived by the Manager (Note 2)             (799,515)
--------------------------------------------------------------------------------
     NET EXPENSES                                                     1,547,843
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (548,593)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM LARGE CAP GROWTH PORTFOLIO:
     Net realized loss                                              (16,489,957)
     Unrealized depreciation                                       (101,857,377)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM LARGE CAP GROWTH PORTFOLIO   (118,347,334)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(118,895,927)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      5 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                              2001           2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
   Net investment loss                              $   (548,593)  $ (1,910,517)
   Net realized gain (loss)                          (16,489,957)    44,457,499
   Unrealized depreciation                          (101,857,377)   (20,930,495)
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                      (118,895,927)    21,616,487
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain Class A                         (33,473,456)   (70,216,424)
   Net realized gain Class B                          (1,926,859)    (3,966,602)
   Net realized gain Class L                              (3,916)            --
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS                                 (35,404,231)   (74,183,026)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
   Net proceeds from sale of shares                    7,484,061     81,443,735
   Net asset value of shares issued to shareholders
     from reinvestment of distributions               33,423,247     69,749,460
   Cost of shares repurchased                        (54,475,485)  (194,322,536)
--------------------------------------------------------------------------------
   Total Class A                                     (13,568,177)   (43,129,341)
--------------------------------------------------------------------------------
CLASS B
   Net proceeds from sale of shares                      754,192      2,959,203
   Net asset value of shares issued to shareholders
     from reinvestment of distributions                1,816,021      3,686,555
   Cost of shares repurchased                         (3,885,398)    (7,607,470)
--------------------------------------------------------------------------------
   Total Class B                                      (1,315,185)      (961,712)
--------------------------------------------------------------------------------
CLASS L
   Net proceeds from sale of shares                      274,115         40,024
   Net asset value of shares issued to shareholders
     from reinvestment of distributions                    3,916             --
   Cost of shares repurchased                            (81,913)            --
--------------------------------------------------------------------------------
   Total Class L                                         196,118         40,024
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM
      TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST  (14,687,244)   (44,051,029)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                          (168,987,402)   (96,617,568)
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                               445,540,179    542,157,747
--------------------------------------------------------------------------------
   END OF PERIOD                                    $276,552,777   $445,540,179
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     6 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                     TEN MONTHS
                                                                                                        ENDED          YEAR ENDED
                                                                 YEAR ENDED OCTOBER 31,              OCTOBER 31,      DECEMBER 31,
                                                    --------------------------------------------                      ------------
CLASS A SHARES                                       2001          2000        1999        1998          1997              1996
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $21.91        $24.42      $21.47      $21.14        $18.25            $17.20
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
    Net investment income (loss)                    (0.021)       (0.084)     (0.079)+    (0.022)+       0.031             0.122
    Net realized and unrealized gain (loss)         (5.851)        1.021       4.944       4.735         4.016             2.250
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                               (5.872)        0.937       4.865       4.713         4.047             2.372
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment income                               --            --          --      (0.012)       (0.030)           (0.118)
    Net realized gain                               (1.778)       (3.447)     (1.915)     (4.371)       (1.127)           (1.204)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (1.778)       (3.447)     (1.915)     (4.383)       (1.157)           (1.322)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $14.26        $21.91      $24.42      $21.47        $21.14            $18.25
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)     $261,864      $421,307    $513,883    $378,380      $248,161          $228,954
    Ratio of expenses to average net assets (A)      1.05%         1.05%       1.05%       1.05%         1.05%*            1.05%
    Ratio of net investment income (loss)
      to average net assets                        (0.12)%       (0.33)%     (0.34)%     (0.11)%         0.18%*            0.67%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      (28.00)%         3.20%      23.60%      26.90%        22.27%**          13.84%
===================================================================================================================================
PORTFOLIO TURNOVER RATE                                29%           80%        108%         53%          103%               90%
===================================================================================================================================

NOTE: IF AGENTS OF THE FUND FOR THE PERIODS  INDICATED HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES THE NET INVESTMENT INCOME
(LOSS) PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
    Net investment income (loss) per share        $(0.062)      $(0.143)   $(0.131)+   $(0.078)+       $(0.023)           $0.067
    RATIOS:
    Expenses to average net assets (A)               1.29%         1.29%       1.27%       1.32%         1.35%*            1.35%
    Net investment income (loss)
      to average net assets                        (0.36)%       (0.57)%     (0.56)%     (0.38)%       (0.12)%*            0.37%
-----------------------------------------------------------------------------------------------------------------------------------

  * ANNUALIZED
 ** NOT ANNUALIZED
  + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES
    OUTSTANDING  DURING THE YEAR.
(A) INCLUDES THE FUND'S SHARE OF LARGE CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      7 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                                    JANUARY 4, 1999
                                                                                 YEAR ENDED OCTOBER 31,              (COMMENCEMENT
                                                                           --------------------------------        OF OPERATIONS) TO
CLASS B SHARES                                                                  2001                2000           OCTOBER 31, 1999
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                         $ 21.61             $ 24.28             $ 22.73
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment loss                                                      (0.150)             (0.248)             (0.206)+
     Net realized and unrealized gain (loss)                                  (5.752)              1.025               1.756
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                                         (5.902)              0.777               1.550
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net investment income                                                        --                  --                  --
     Net realized gain                                                        (1.778)             (3.447)                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                           (1.778)             (3.447)                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $ 13.93             $ 21.61             $ 24.28
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                               $14,485             $24,194             $28,275
     Ratio of expenses to average net assets (A)                                1.80%               1.80%               1.80%*
     Ratio of net investment loss to average net assets                        (0.87)%             (1.08)%             (1.13)%*
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  (28.58)%              2.47%               6.82%**
===================================================================================================================================
PORTFOLIO TURNOVER RATE                                                           29%                 80%                108%
===================================================================================================================================

NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED
A PORTION OF THEIR FEES THE NET  INVESTMENT  LOSS PER SHARE AND THE RATIOS WOULD
HAVE BEEN AS FOLLOWS:
     Net investment loss per share                                           $(0.191)            $(0.307)            $(0.258)+
     RATIOS:
     Expenses to average net assets (A)                                         2.04%               2.04%               2.02%*
     Net investment loss to average net assets                                 (1.11)%             (1.32)%             (1.35)%*
===================================================================================================================================

  * ANNUALIZED
 ** NOT ANNUALIZED
  + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES
    OUTSTANDING  DURING THE  PERIOD.
(A) INCLUDES THE FUND'S SHARE OF LARGE CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      8 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                            SEPTEMBER 22, 2000
                                                                                              YEAR             (COMMENCEMENT
                                                                                              ENDED            OF OPERATIONS)
CLASS L SHARES                                                                          OCTOBER 31, 2001    TO OCTOBER 31, 2000
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $22.51             $23.16
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
     Net investment loss                                                                       (0.093)            (0.022)+
     Net realized and unrealized loss                                                          (6.059)            (0.628)
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                                                          (6.152)            (0.650)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
     Net investment income                                                                         --                 --
     Net realized gain                                                                         (1.778)                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                            (1.778)                --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                 $14.58             $22.51
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                                                   $204                $39
     Ratio of expenses to average net assets (A)                                                 1.80%              1.80%*
     Ratio of net investment loss to average net assets                                         (0.88)%            (1.08)%*
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                   (28.54)%            (2.81)%**
===================================================================================================================================
PORTFOLIO TURNOVER RATE                                                                            29%                80%
===================================================================================================================================
NOTE: IF AGENTS OF THE FUND FOR THE PERIODS INDICATED HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES THE NET INVESTMENT LOSS PER
SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
     Net investment loss per share                                                            $(0.118)           $(0.027)+
     RATIOS:
     Expenses to average net assets (A)                                                          2.04%              2.04%*
     Net investment loss to average net assets                                                  (1.12)%            (1.32)%*
===================================================================================================================================

  * ANNUALIZED
 ** NOT ANNUALIZED
  + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES
    OUTSTANDING  DURING THE  PERIOD.

(A) INCLUDES THE FUND'S SHARE OF LARGE CAP GROWTH PORTFOLIO ALLOCATED EXPENSES.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      9 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the "Fund") is a separate diversified series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Before November 1, 2001, the Fund invested all of its investable assets in Large Cap Growth Portfolio (the "Portfolio"), a management investment company for which CitiFund Management Inc. (the "Manager") served as Investment Manager. The value of such investment reflects the Fund's proportionate interest (99.9% at October 31, 2001) in the net assets of the Portfolio. On April 1, 2001, Citibank, N.A. transferred its asset management business, including investment management of the Fund to its newly formed affiliate, the Manager. Salomon Smith Barney Inc. ("SSB"), a subsidiary of SSBH, acts as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the year ended October 31, 2001, the Fund paid transfer agent fees of $58,892 to CFTC.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A Shares, and are subject to a deferred sales charge if sold within five years of purchase. Class L shares have a front-end, or initial, sales charge and are subject to a deferred sales charge if sold within one year of purchase. Class B shares automatically convert to Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the year ended October 31, 2001, the Distributor received $117,000 and $1,000 from sales of Class A and Class L shares, respectively, and $47,000 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B.   INVESTMENT INCOME   The Fund earns income, net of Portfolio expenses, daily
based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund for federal income tax purposes had a loss carryover of $15,233,879 all of which will expire on October 31, 2009.

                     10 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2001, the Fund reclassified $548,593 from accumulated investment loss, $15,344,200 to paid in capital, $10,112,491 from realized gains and $5,780,302 from unrealized loss.

F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2.   Management  Fees

The Manager is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.30% of the Fund's average daily net assets. The management fee amounted to $1,012,161 of which $799,515 was voluntarily waived for the year ended October 31, 2001.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3.   Service Fees

The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $798,335 for the year ended October 31, 2001. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares and Class L shares of the Fund. The Distribution fees for Class B and Class L shares amounted to $179,060 and $1,467, respectively, for the year ended October 31, 2001. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4.   Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 2001 aggregated $8,684,112 and $60,472,472, respectively.


                      11 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

5.   Shares Of Beneficial Interest

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                   YEAR ENDED OCTOBER 31,
                                                 -------------------------
                                                 2001                 2000
--------------------------------------------------------------------------------
CLASS A
Shares sold                                     484,351            3,484,190
Shares issued to shareholders
  from reinvestment of distributions          1,996,610            3,037,623
Shares repurchased                           (3,338,225)          (8,340,808)
--------------------------------------------------------------------------------
Class A net decrease                           (857,264)          (1,818,995)
================================================================================
CLASS B
Shares sold                                      46,396              124,841
Shares issued to shareholders
  from reinvestment of distributions            110,329              161,750
Shares repurchased                             (236,451)            (331,484)
--------------------------------------------------------------------------------
Class B net decrease                            (79,726)             (44,893)
================================================================================
CLASS L
Shares sold                                      17,071                1,742
Shares issued to shareholders
  from reinvestment of distributions                228                   --
Shares repurchased                               (5,077)                  --
--------------------------------------------------------------------------------
Class L net increase                             12,222                1,742
================================================================================


6.   Subsequent Event

On October 29, 2001, the Board of Trustees approved a change in the investment structure of the Fund. Effective November 1, 2001, the Fund withdrew its investment in the Large Cap Growth Portfolio and began investing its assets directly in investment securities.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     12 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE SHAREHOLDERS OF SMITH BARNEY TRUST II: SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Diversified Large Cap Growth Fund (the "Fund"), a series of Smith Barney Trust II, at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2001





                     13 | 2001 Annual Report to Shareholders

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

A special meeting of shareholders was held on September 28, 2001. Among other items, the following people were newly elected to serve on the Fund's Board of Trustees:Elliot J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Alan G. Merten, R. Richardson Pettit and Walter E. Robb,
III. Riley C. Gilley,  Diana R. Harrington,  Susan B. Kerley, Heath B. McLendon,
C. Oscar Morong, Jr. and E. Kirby Warren were each re-elected to serve on the Fund's Board of Trustees.

The votes and tabulations are as follows:

ITEM VOTED ON:                                 VOTES FOR              VOTES AGAINST           ABSTENTIONS          BROKER NON-VOTES
===================================================================================================================================
ITEM 1. TO ELECT A BOARD OF TRUSTEES
1.01 Elliott J. Berv                         19,265,577.189           1,041,732.542               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.02 Donald M. Carlton                       19,264,128.042           1,043,181.689               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.03 A. Benton Cocanougher                   19,175,143.983           1,132,165.748               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.04 Mark T. Finn                            19,276,396.388           1,030,913.343               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.05 Riley C. Gilley                         19,218,679.676           1,088,630.055               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.06 Stephen Randolph Gross                  19,282,642.848           1,024,666.883               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.07 Diana R. Harrington                     19,262,118.355           1,045,191.376               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.08 Susan B. Kerley                         19,290,327.794           1,016,981.937               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.09 Heath B. McLendon                       19,248,139.674           1,059,170.057               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.10 Alan G. Merten                          19,274,850.166           1,032,459.565               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.11 C. Oscar Morong, Jr.                    19,172,274.996           1,135,034.735               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.12 R. Richardson Pettit                    19,201,077.671           1,106,232.060               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.13 Walter E. Robb, III                     19,137,528.644           1,169,781.087               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.14 E. Kirby Warren                         19,248,580.541           1,058,729.190               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------

ITEM 2. AMENDED AND RESTATED
DECLARATION OF TRUST                         17,530,006.073           1,296,585.062       1,289,465.596            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 3. VOTES ON VARIOUS FUND POLICIES
3.01 Borrowing                               17,941,943.055           1,760,315.735         413,797.941            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------
3.02 Lending of Money or Securities          18,000,825.816           1,701,376.023         413,854.892            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------
3.03 Concentration                           18,066,641.612           1,624,736.016         424,679.103            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------
3.04 Real Estate, Oil, Gas and
     Mineral Interests, and Commodities      18,023,022.619           1,677,482.435         415,551.677            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------
3.05 Issuance of Senior Securities           17,981,067.549           1,656,924.120         478,065.060            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------
3.06 Investments in a Single Issuer          17,911,693.377           1,778,799.916         425,563.438            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------

ITEM 4. AMENDED AND RESTATED
MANAGEMENT AGREEMENT                         17,373,908.328           1,385,297.249       1,548,104.154            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------

ITEM 5. AMENDED AND RESTATED
SERVICE PLANS                                17,380,393.514           1,450,608.715       1,476,307.502            148,752.334
-----------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     14 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                       OCTOBER 31, 2001
--------------------------------------------------------------------------------

    SHARES         SECURITY                                          VALUE
================================================================================
COMMON STOCKS -- 95.8%
COMMUNICATIONS -- 2.5%
     182,800       SBC Communications Inc.                        $  6,966,508
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 9.6%
     340,537       Microsoft Corp.*                                 19,802,227
      19,500       National Instruments Corp.*                         561,795
     458,596       Oracle Corp.*                                     6,218,562
--------------------------------------------------------------------------------
                                                                    26,582,584
--------------------------------------------------------------------------------
COMPUTER & TELECOMMUNICATIONS EQUIPMENT -- 10.6%
     406,669       Cisco Systems Inc.*                               6,880,839
     174,586       Dell Computer Corp.*                              4,186,572
     128,268       EMC Corp.*                                        1,580,262
     120,043       International Business Machines Corp.            12,973,047
      74,100       Network Appliance Inc.*                             985,530
     272,704       Sun Microsystems Inc.*                            2,767,946
--------------------------------------------------------------------------------
                                                                    29,374,196
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.1%
      55,700       Automatic Data Processing Inc.                    2,877,462
      49,240       Concord EFS Inc.*                                 1,347,699
      52,392       Paychex Inc.                                      1,679,688
--------------------------------------------------------------------------------
                                                                     5,904,849
--------------------------------------------------------------------------------
CONGLOMERATES -- 10.8%
     604,432       General Electric Co.                             22,007,369
      20,300       Minnesota Mining & Manufacturing Co.              2,118,914
     119,200       Tyco International Ltd.                           5,857,488
--------------------------------------------------------------------------------
                                                                    29,983,771
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 10.4%
      49,500       Anheuser-Busch Companies, Inc.                    2,062,170
      26,500       Cardinal Health Inc.                              1,778,415
     191,131       Coca Cola Co.                                     9,151,352
     120,414       PepsiCo Inc.                                      5,865,366
     106,900       Philip Morris Cos., Inc.                          5,002,920
      53,000       Procter & Gamble Co.                              3,910,340
      38,000       SYSCO Corp.                                         916,180
--------------------------------------------------------------------------------
                                                                    28,686,743
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.4%
      52,267       Carnival Corp.                                    1,138,375
--------------------------------------------------------------------------------
FINANCE -- 8.8%
     146,714       American Express Co.                              4,317,793
      62,916       Bank of New York Inc.                             2,139,773
       6,000       Capital One Financial Corp.                         247,860
      53,093       Freddie Mac                                       3,600,767
      75,624       Fannie Mae                                        6,122,519
      59,614       MBNA Corp.                                        1,645,942
      24,846       Marsh & McLennan Companies Inc.                   2,403,850
      38,584       Morgan Stanley Dean Witter & Co.                  1,887,529


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     15 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2001
--------------------------------------------------------------------------------

   SHARES          SECURITY                                             VALUE
--------------------------------------------------------------------------------
FINANCE -- (CONTINUED)
      14,800       Northern Trust Corp.                           $    747,252
      18,600       State Street Corp.                                  847,044
      13,000       Synovus Financial Corp.                             299,260
--------------------------------------------------------------------------------
                                                                    24,259,589
--------------------------------------------------------------------------------
HEALTHCARE -- 23.7%
     120,311       Abbott Laboratories                               6,374,077
      90,000       American Home Products Corp.                      5,024,700
     121,194       Bristol Myers Squibb Co.                          6,477,819
      94,507       Eli Lilly & Co.                                   7,229,785
     204,354       Johnson & Johnson                                11,834,140
     166,727       Merck & Co Inc.                                  10,638,850
     366,247       Pfizer Inc.                                      15,345,749
      73,820       Schering-Plough Corp.                             2,744,628
--------------------------------------------------------------------------------
                                                                    65,669,748
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.7%
      49,305       Amgen Inc.*                                       2,801,510
      28,400       Biomet, Inc.                                        866,200
      55,240       Health Management Associates*                     1,076,628
      71,163       Medtronic Inc.                                    2,867,869
--------------------------------------------------------------------------------
                                                                     7,612,207
--------------------------------------------------------------------------------
RETAIL -- 9.8%
      28,011       Bed Bath & Beyond Inc.*                             701,956
     196,987       Home Depot                                        7,530,813
      55,500       Intimate Brands Inc.                                629,925
      24,700       TJX Companies Inc.                                  834,860
     102,128       Walgreen Co.                                      3,306,905
     277,249       Wal-Mart Stores Inc.                             14,250,599
--------------------------------------------------------------------------------
                                                                    27,255,058
--------------------------------------------------------------------------------
SEMI-CONDUCTORS -- 4.4%
      33,028       Altera Corp.*                                       667,166
     378,768       Intel Corp.                                       9,249,515
      43,053       Linear Technologies Corp.                         1,670,456
      17,979       Microchip Technology Inc.*                          561,304
--------------------------------------------------------------------------------
                                                                    12,148,441
--------------------------------------------------------------------------------
                   TOTAL COMMON STOCKS
                     (Identified Cost-- $296,278,693)              265,582,069
================================================================================
REPURCHASE AGREEMENT -- 4.2%
                   First Union Repurchase Agreement,
                     2.60% due 11/1/01 proceeds at maturity
                     $11,523,832 (Fully Collateralized by
                     Freddie Mac, 6.625% due 8/15/02
                     Valued at $11,760,525);
                     (Identified Cost -- $11,523,000)               11,523,000
================================================================================
                   TOTAL INVESTMENTS
                     (Identified Cost-- $307,801,693)             $277,105,069
================================================================================
* NON-INCOME PRODUCING SECURITY


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     16 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 2001
--------------------------------------------------------------------------------
ASSETS:
    Investments at value (Note 1A)
    (Identified Cost, $307,801,693)                               $277,105,069
    Cash                                                                   857
    Dividends and interest receivable                                  238,947
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       277,344,873
--------------------------------------------------------------------------------
LIABILITIES:
    Payable to affiliates-- Management fees (Note 2)                   162,297
    Accrued expenses and other liabilities                             228,196
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      390,493
--------------------------------------------------------------------------------
NET ASSETS                                                        $276,954,380
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS          $276,954,380
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     17 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
     Dividend income                                            $   3,154,550
     Interest income                                                  645,786
--------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                        3,800,336
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                       2,460,574
     Legal fees                                                        31,133
     Custody and fund accounting fees                                  35,717
     Audit fees                                                        28,000
     Trustees fees                                                     15,354
     Other                                                             13,056
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                 2,583,834
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               1,216,502
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss from investment transactions               (19,625,260)
     Unrealized depreciation of investments                      (125,222,498)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (144,847,758)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(143,631,256)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     18 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED OCTOBER 31,
                                                    ----------------------
                                                    2001              2000
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment income                      $   1,216,502     $     564,683
     Net realized gain (loss) on
       investment transactions                    (19,625,260)       58,018,534
     Unrealized depreciation of investments      (125,222,498)      (39,456,044)
--------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                 (143,631,256)       19,127,173
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                   33,985,417       142,787,874
     Value of withdrawals                        (155,724,137)     (322,890,902)
--------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM
       CAPITAL TRANSACTIONS                      (121,738,720)     (180,103,028)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                       (265,369,976)     (160,975,855)
--------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                          542,324,356       703,300,211
--------------------------------------------------------------------------------
     END OF PERIOD                              $ 276,954,380     $ 542,324,356
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     19 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         TEN MONTHS
                                                                     YEAR ENDED OCTOBER 31,                ENDED        YEAR ENDED
                                                         -------------------------------------------     OCTOBER 31,    DECEMBER 31,
                                                         2001         2000         1999         1998         1997          1996
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)          $276,954     $542,324     $703,300     $610,904     $324,913      $288,562
    Ratio of expenses to average net assets                0.63%        0.63%        0.67%        0.71%        0.60%*        0.60%
    Ratio of net investment income
    to average net assets                                  0.30%        0.09%        0.04%        0.23%        0.62%*        1.10%
    Portfolio turnover                                       29%          80%         108%          53%         103%           90%
====================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     20 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management Inc. ("the Manager"). On April 1, 2001, Citibank N.A. transferred its asset management business, including management of the Fund, to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F.   OTHER   Investment   transactions   are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2.   Management Fees

The Manager is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

                     21 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The management fees paid to the Manager amounted to $2,460,574 for the year ended October 31, 2001. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.


3.   Purchases And Sales Of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $115,115,386 and $231,870,258, respectively, for the year ended October 31, 2001.


4.   Federal Income Tax Basis Of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2001, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                 $307,801,693
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $ 17,593,058
Gross unrealized depreciation                                   (48,289,682)
--------------------------------------------------------------------------------
Net unrealized depreciation                                    $(30,696,624)
================================================================================


5.   Line of Credit

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2001, the commitment fee allocated to the Portfolio was $709. Since the line of credit was established, there have been no borrowings.


6.   Subsequent Event

On October 29, 2001, the Board of Trustees approved the termination of the Portfolio effective November 1, 2001. The owners of beneficial interest in the Portfolio as of November 1, 2001 received their respective share of the Portfolio's net assets.

                     22 | 2001 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF LARGE CAP GROWTH PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Growth Portfolio (the
"Fund"), a series of The Premium Portfolios, at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These finanacial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2001





                     23 | 2001 Annual Report to Shareholders

                      (This page intentionally left blank.)

SMITH BARNEY
DIVERSIFIED LARGE CAP GROWTH FUND


TRUSTEES & OFFICERS                          INVESTMENT MANAGER
C. Oscar Morong Jr., Chairman                (of Large Cap Growth Portfolio)
Heath B. McLendon*, President                Citi Fund Management Inc.
Elliot J. Berv                               100 First Stamford Place
Donald M. Carlton                            Stamford, Connecticut 06902
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley                              DISTRIBUTOR
Stephen Randolph Gross                       Salomon Smith Barney Inc.
Diana R. Harrington
Susan B. Kerley
Alan G. Merten                               CUSTODIAN
R. Richardson Pettit                         State Street Bank
Walter E. Robb, III                            & Trust Company
E. Kirby Warren
William S. Woods, Jr.**
                                             TRANSFER AGENT
                                             Citi Fiduciary Trust Company
PRESIDENT                                    125 Broad Street, 11th Floor
Heath B. McLendon*                           New York, New York 10004


SECRETARY                                    SUB-TRANSFER AGENT
Robert I. Frenkel*                           PFPCGlobal Fund Services
                                             P.O. Box 9699
                                             Providence, Rhode Island
TREASURER                                    02940-9699
Lewis E. Daidone*


 * Affiliated Person of
   Investment Manager
** Trustee Emeritus

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

                                  This report is submitted for general information of the shareholders of Smith Barney Diversified Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.


                                  SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND Smith Barney Mutual Funds
                                  125 Broad Street, MF-2
                                  New York, New York 10004



                                  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



                                  www.smithbarney.com/mutualfunds


                                  [SALOMON SMITH BARNEY LOGO]

                                  Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

                                  FD02135 12/01

                       -----------------------------------
                                  SMITH BARNEY
                                SMALL CAP GROWTH
                               OPPORTUNITIES FUND
                       -----------------------------------

                        ANNUAL REPORT | OCTOBER 31, 2001



                        [SMITH BARNEY MUTUAL FUNDS LOGO]

             -------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
             -------------------------------------------------------

                                        Annual Report o October 31, 2001

                                        SMITH BARNEY SMALL CAP
                                        GROWTH OPPORTUNITIES FUND


BRIAN O'TOOLE

Brian O'Toole has 15 years of securities business experience and leads a team of equity managers in the day-to-day management of the Fund. Mr. O'Toole holds a BA from St. Mary's College.

BRIAN ROUTLEDGE

Brian Routledge has 12 years of securities business experience and leads a team of equity managers in the day-to-day management of the Fund. Mr. Routledge holds a BS in Finance with high honors from St. John's University.


FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

FUND FACTS

FUND INCEPTION
---------------------------------------------
June 21, 1995

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
---------------------------------------------
15 Years (Brian O'Toole)
12 Years (Brian Routledge)

           Class A     Class B     Class L
---------------------------------------------
NASDAQ     CFSGX            --         --
---------------------------------------------
Inception  6/21/95     1/4/99      9/22/00


AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2001

                                      WITHOUT SALES CHARGES(1)
                         Class A             Class B             Class L
--------------------------------------------------------------------------------
One-Year                   (27.89)%            (28.42)%            (28.44)%
--------------------------------------------------------------------------------
Five-Year                    5.09%              --                  --
--------------------------------------------------------------------------------
Since Inception+            16.00%               5.32%            (29.29)%
--------------------------------------------------------------------------------

                                       WITH SALES CHARGES(2)
                         Class A             Class B             Class L
--------------------------------------------------------------------------------
One-Year                   (31.49)%            (32.00)%            (29.86)%
--------------------------------------------------------------------------------
Five-Year                   4.02%               --                  --
--------------------------------------------------------------------------------
Since Inception+           15.07%                3.69%            (29.93)%
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively, and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Class L shares reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within first year of purchase.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are June 21, 1995, January 4, 1999 and September 22, 2000, respectively.

--------------------------------------------------------------------------------
WHAT'S INSIDE
Fund at a Glance ............................................................  1
Letter to Our Shareholders ..................................................  2

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
Statement of Assets and Liabilities .........................................  4
Statement of Operations .....................................................  5
Statement of Changes in Net Assets ..........................................  6
Financial Highlights ........................................................  7
Notes to Financial Statements ............................................... 10
Independent Auditors' Report ................................................ 13
Additional Information ...................................................... 14

SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments .................................................... 15
Statement of Assets and Liabilities ......................................... 19
Statement of Operations ..................................................... 20
Statement of Changes in Net Assets .......................................... 21
Financial Highlights ........................................................ 21
Notes to Financial Statements ............................................... 22
Independent Auditors' Report ................................................ 24

                        [SMITH BARNEY MUTUAL FUNDS LOGO]

 ----------------------------------------------------------------------------
 Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
 ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND AT A GLANCE
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND CLASS A VS. BENCHMARKS
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on its inception date would have grown to $24,446 with sales charge (as of 10/31/01). The graph shows how the Fund compares to its benchmarks over the same period.

        [The table below represents a line chart in the printed report.]

                       Smith Barney           Lipper
                     Small Cap Growth       Small Cap
                    Opportunities Fund     Growth Funds      Russell 2000
                         Class A             Average         Growth Index
                    ------------------     ------------      ------------
       6/21/95            9500
       6/30/95            9547.5             10000              10000
       7/31/95            10421.5            10748              10779
       8/31/95            11058              10925.3            10911.6
       9/30/95            11400              11187.5            11136.4
       10/31/95           11381              10811.7            10588.5
       11/30/95           12872.5            11211.7            11055.4
       12/31/95           13753.7            11375.4            11300.8
       1/31/96            14099.5            11294.6            11207
       2/29/96            15482.5            11763.3            11718.1
       3/31/96            16270.1            12077.4            11950.1
       4/30/96            18239              12979.6            12867.9
       5/31/96            19554.9            13546.8            13528
       6/30/96            18964.7            13022.5            12648.7
       7/31/96            16790.3            11902.6            11104.3
       8/31/96            18876.9            12623.9            11926
       9/30/96            19676.5            13265.2            12540.2
       10/31/96           19071.9            12999.9            11999.7
       11/30/96           19422.9            13378.2            12333.3
       12/31/96           18952.2            13581.5            12573.8
       1/31/97            19764              13929.2            12878.1
       2/28/97            18619.2            13333              12100.2
       3/31/97            17495.2            12634.4            11246
       4/30/97            16974.8            12538.4            11115.5
       5/31/97            19472.6            14061.8            12786.2
       6/30/97            20534.2            14804.3            13219.6
       7/31/97            21234              15726.6            13896.4
       8/31/97            21547.3            16014.4            14313.3
       9/30/97            23396              17228.2            15455.6
       10/31/97           22184.5            16463.3            14526.7
       11/30/97           21986              16221.3            14180.9
       12/31/97           21949.3            16357.6            14189.4
       1/31/98            20967              16076.2            14000.7
       2/28/98            23455.5            17326.9            15237
       3/31/98            24405.1            18132.6            15875.4
       4/30/98            24503.3            18281.3            15972.3
       5/31/98            22593.2            17250.3            14811.1
       6/30/98            24263.2            17386.5            14962.2
       7/31/98            22211.2            16136.4            13712.8
       8/31/98            16666.6            12907.5            10547.9
       9/30/98            18172.8            14074.4            11617.5
       10/31/98           18511.2            14633.1            12223.9
       11/30/98           19690              15579.9            13172.5
       12/31/98           20977.9            16721.9            14364.6
       1/31/99            21054.3            16785.4            15011
       2/28/99            18980.5            15414.1            13637.5
       3/31/99            19417.1            15713.1            14123
       4/30/99            19886.4            16720.3            15370
       5/31/99            19875.5            17041.3            15394.3
       6/30/99            21228.9            18174.6            16205.6
       7/31/99            21490.9            18045.6            15704.8
       8/31/99            21556.4            17565.6            15117.5
       9/30/99            22364.1            17627              15409.2
       10/31/99           23400.9            17983.1            15803.7
       11/30/99           25518.4            19405.6            17474.2
       12/31/99           29611.3            21747.8            20554.8

       1/31/00            29404              21217.2            20363.7
       2/29/00            37262.5            24457              25102.3
       3/31/00            34031.8            24124.4            22464.1
       4/30/00            31128.5            22635.9            20195.2
       5/31/00            28956.5            21458.9            18426.1
       6/30/00            33333.2            23675.6            20806.8
       7/31/00            31630.6            22887.2            19023.6
       8/31/00            36924.1            25102.7            21024.9
       9/30/00            35538              24424.9            19980
       10/31/00           33900.8            23403.9            18357.6
       11/30/00           27777.7            20614.2            15023.8
       12/31/00           32221.4            22496.2            15943.3
       1/31/01            32372.9            23227.4            17233.1
       2/28/01            28205.1            20196.2            14870.5
       3/31/01            25325.5            18354.3            13518.7
       4/30/01            28690.1            20529.3            15173.4
       5/31/01            29023.5            20999.4            15525.4
       6/30/01            29523.6            21558              15949.3
       7/31/01            28129.3            20762.5            14572.9
       8/31/01            26553.1            19543.8            13662.1
       9/30/01            22733.8            16530.1            11457
       10/31/01           24446.4            17862.4            12559.2

The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE, AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*
--------------------------------------------------------------------------------

 1. ALLIANT TECHSYSTEMS, INC.............................................. 3.16%

 2. HANOVER COMPRESSOR CO................................................. 2.46

 3. OAK TECHNOLOGY........................................................ 2.20

 4. SEMTECH CORP.......................................................... 2.12

 5. AFFILIATED MANAGERS GROUP INC......................................... 1.99

 6. VARIAN INC............................................................ 1.97

 7. CULLEN FROST BANKERS, INC............................................. 1.81

 8. METTLER TOLEDO INTERNATIONAL, INC..................................... 1.81

 9. P F CHANG'S CHINA BISTRO, INC......................................... 1.75

10. APTARGROUP, INC....................................................... 1.74


* As a percentage of total investments. Information as of 10/31/01, subject to change.

--------------------------------------------------------------------------------
                               PORTFOLIO BREAKDOWN
--------------------------------------------------------------------------------

        Transportation                                                2%
        Energy/Minerals                                               6%
        Capital Goods/Producer Manufacturing/Industrial Services     13%
        Retail                                                        4%
        Health Services/Technology                                   18%
        Finance                                                      10%
        **Short-Term                                                  5%
        Commercial Services                                           1%
        Electronic Tech/Technology Services                          15%
        Consumer Durables                                             1%
        Consumer Non-durables                                         1%
        Utilities                                                     2%
        Telecommunications                                            2%
        Semi-Conductor                                               10%
        Consumer Service                                              4%
        Software                                                      6%

** Includes cash and net other assets. Information as of 10/31/01, subject to change.

                      1 | 2001 Annual Report to Shareholders

DEAR SHAREHOLDER,

We are pleased to provide the annual report for the Smith Barney Small Cap Growth Opportunities Fund (the "Fund") for the 12-month period ended October 31, 2001. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the year ended October 31, 2001, the Fund's Class A shares, without sales charges, returned negative 27.89%. In comparison, the Russell 2000 Growth Index(1) returned negative 31.50%.

INVESTMENT STRATEGY

The Fund normally invests at least 65% of its assets in equity securities of U.S. companies with small market capitalizations. A company's market capitalization is considered small if it is within the range of the market capitalizations of companies in the Russell 2000 Index, an index of small-capitalization stocks.

Using the Russell 2000 Growth Index as our primary investment universe, we begin by exhaustively screening those companies for what we see as improving fundamental trends such as earnings revisions, earnings surprises and cash flow-to-price ratios. Generally, once this stringent screening process is completed, a universe of 500 companies remains.

The second aspect of our fundamental research involves working closely with our global research team. We believe our experienced research unit, with its in-depth fundamental analysis, can often provide an edge in understanding companies' fundamentals, in addition to offering an objective perspective of Wall Street's earnings expectations.

We believe that searching for "pure" small-cap growth stocks is an ongoing challenge as the market for this stock sector is often less efficient given the generally lower level of research coverage and the lack of liquidity (lower trading volume) of many small-cap companies.

We seek to help manage risk and maximize the rewards of the Fund's overall portfolio by maintaining exposure in all industry sectors. Given our portfolio construction methodology, we believe the Fund is well-diversified with investments across many sectors. Typically, there are between 100 to 130 holdings in the Fund's portfolio, and sector weightings generally are within five and no more than 10 percentage points of their levels in relation to the Russell 2000 Growth Index.

MARKET AND FUND OVERVIEW

The equity marketplace showed enormous volatility across all U.S. equity classes throughout the period. Beginning in the first fiscal quarter, the market was generally spooked by three major factors: (1) signs of a slowing economy, (2) the U.S. presidential election and (3) multiple companies pre-announcing poor earnings. Although the small-cap growth sector showed signs of improvement in April, stock prices in much of the sector subsequently declined through the remainder of the period. In an effort to stimulate the economy, the U.S. Federal Reserve Board (the "Fed") lowered its target for the federal funds rate(2) and the discount rate(3) during these quarters and continued to ease (i.e., lower) rates into the end of the fiscal year preceding and following the tragic September 11th terrorist attacks, which negatively impacted worldwide markets and disrupted the U.S. economy. More than half of the total decline in the value of the Fund's portfolio for the Fund's fiscal fourth quarter was attributable to poor stock performance during September. The month of September was one of the worst periods


----------
(1) THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) THE FEDERAL FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FEDERAL FUNDS RATE OFTEN IS INDICATIVE OF THE DIRECTION OF U.S. INTEREST RATES.

(3) THE DISCOUNT RATE IS THE INTEREST RATE BANKS CHARGED BY THE FEDERAL RESERVE BANK ON SHORT-TERM LOANS (USUALLY OVERNIGHT OR WEEKEND) TO BANKS.

                      2 | 2001 Annual Report to Shareholders
in the history of the U.S. financial markets, as political and economic uncertainty increased and consumer confidence fell sharply.

Some of the Fund's holdings were impacted by the severe market-price corrections of most technology and telecommunications companies. While the market has been challenging this year, we believe our prudent approach to selecting stocks by using extensive quantitative and fundamental research to construct a diversified portfolio, contributed to the Fund's outperformance relative to its benchmark excluding sales charges, for the annual period.

MARKET OUTLOOK

Going forward, we believe that the market for small-capitalization growth stocks may continue to be highly volatile (to the upside and downside). Nevertheless, in our opinion, the small-capitalization sector provides investors with the ability to gain exposure to companies in some of the most dynamic areas of the U.S. economy. We believe this sector will post relatively competitive results in the U.S. equity marketplace and that the small-capitalization sector offers significant growth potential, especially during periods immediately following economic slowdowns. Although past performance does not guarantee similar results, history has shown that the periods when small-cap issues as a group typically outperform other sectors often begin when economic growth is at its weakest levels.

The Fed has aggressively eased monetary policy (i.e., reduced interest rates in an effort to stimulate the economy) and we believe it will remain in this very accommodative stance until growth rebounds in the economy. After many years of restrictive policy, the U.S. government's fiscal policy appears to be more stimulative. We are optimistic that this new stimulus, in the shape of recent tax cuts and increased government spending, should begin to positively impact economic growth. Factors such as the enactment of tax-cuts, emergency-spending directed toward the airlines and the current $100 billion stimulus package being considered in Washington, in our opinion, should combine to offset the external shocks impacting consumer confidence. We believe the trend toward increased federal spending and reduced tax rates are not likely to change course before 2003 and that higher defense and domestic security expenditures are also likely for years to come.

Given the significant level of monetary and fiscal stimulus now in place, we believe the economic recovery, when it begins, will be a fairly vigorous one. Therefore, we feel that the small-cap stock sector offers significant investment potential as part of a balanced portfolio plan for investors who maintain a long-term investment horizon.

Thank you for your investment in the Smith Barney Small Cap Growth Opportunities Fund and your continued confidence in our investment approach.

Sincerely,


/s/ Heath B. McLendon           /s/ Brian O'Toole           /s/ Brian Routledge

Heath B. McLendon               Brian O'Toole               Brian Routledge
Chairman                        Managing Director           Director

November 30, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE FUND'S MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND'S INVESTMENT PORTFOLIO. PLEASE REFER TO PAGES 15 THROUGH 18 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF OCTOBER 31, 2001 AND IS SUBJECT TO CHANGE.

                      3 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 2001
--------------------------------------------------------------------------------
ASSETS:
     Investment in Small Cap Growth Portfolio, at value (Note 1A)  $23,861,541
     Receivable for shares of beneficial interest sold                   1,614
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   23,863,155
--------------------------------------------------------------------------------
LIABILITIES:
     Distribution fees payable                                           6,393
     Payable for shares of beneficial interest repurchased              44,009
     Accrued expenses and other liabilities                             30,215
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                  80,617
--------------------------------------------------------------------------------
NET ASSETS                                                         $23,782,538
================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                               $26,893,919
     Unrealized depreciation                                        (1,473,087)
     Accumulated net realized loss                                  (1,638,294)
--------------------------------------------------------------------------------
     TOTAL                                                         $23,782,538
================================================================================
COMPUTATION OF
CLASS A SHARES:
     Net Asset Value per share
       ($21,529,492/1,334,456 shares outstanding)                       $16.13
     Offering Price per share ($16.13 / 0.95)                           $16.98*
--------------------------------------------------------------------------------
CLASS B SHARES:
     Net Asset Value per share and offering price
       ($1,729,738/110,100 shares outstanding)                          $15.71**
--------------------------------------------------------------------------------
CLASS L SHARES:
     Net Asset Value per share and offering price
       ($523,308/32,702 shares outstanding)                             $16.00
     Offering Price per share ($16.00 / 0.99)                           $16.16
================================================================================

 * BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.
** REDEMPTION  PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY  APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      4 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2001
INVESTMENT INCOME (NOTE 1B):
     Dividend Income from Small Cap Growth Portfolio                $    91,228
     Interest Income from Small Cap Growth Portfolio                    110,773
     Allocated Expenses from Small Cap Growth Portfolio                (228,826)
--------------------------------------------------------------------------------
     TOTAL INVESTMENT LOSS                                              (26,825)
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                            94,052
     Service fees Class A (Note 3)                                       61,917
     Service fees Class B (Note 3)                                       17,395
     Service fees Class L (Note 3)                                        3,657
     Legal fees                                                          62,794
     Shareholder reports                                                 41,493
     Blue sky fees                                                       38,532
     Custody and fund accounting fees                                    30,495
     Audit fees                                                          22,765
     Transfer agent fees                                                 14,754
     Trustees fees                                                        7,484
     Other                                                               21,370
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     416,708
     Less: Expenses assumed by the Administrator (Note 6)              (172,967)
     Less: Aggregate amount waived by the Manager (Note 2)              (94,052)
--------------------------------------------------------------------------------
     NET EXPENSES                                                       149,689
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (176,514)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM SMALL CAP GROWTH PORTFOLIO:
     Net realized loss                                               (1,589,586)
     Unrealized depreciation                                         (7,353,457)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM SMALL CAP GROWTH PORTFOLIO     (8,943,043)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(9,119,557)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      5 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                            2001          2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment loss                              $  (176,514)  $  (265,747)
     Net realized gain (loss)                          (1,589,586)   14,570,499
     Unrealized depreciation                           (7,353,457)   (4,110,498)
--------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                       (9,119,557)   10,194,254
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain Class A                         (7,163,770)           --
     Net realized gain Class B                           (448,402)           --
     Net realized gain Class L                            (38,490)           --
--------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS
       TO SHAREHOLDERS                                 (7,650,662)           --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
     Net proceeds from sale of shares                   6,975,703     5,271,471
     Net asset value of shares issued to shareholders
       from reinvestment of distributions               6,883,130            --
     Cost of shares repurchased                        (7,485,548)   (8,258,541)
--------------------------------------------------------------------------------
     Total Class A                                      6,373,285    (2,987,070)
--------------------------------------------------------------------------------
CLASS B
     Net proceeds from sale of shares                     957,749       916,279
     Net asset value of shares issued to shareholders
       from reinvestment of distributions                 400,644            --
     Cost of shares repurchased                          (326,863)     (194,329)
--------------------------------------------------------------------------------
     Total Class B                                      1,031,530       721,950
--------------------------------------------------------------------------------
CLASS L
     Net proceeds from sale of shares                     726,288        19,468
     Net asset value of shares issued to shareholders
       from reinvestment of distributions                  38,490            --
     Cost of shares repurchased                           (96,434)           --
--------------------------------------------------------------------------------
     Total Class L                                        668,344        19,468
--------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM
        TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST   8,073,159    (2,245,652)
--------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS             (8,697,060)    7,948,602
--------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                               32,479,598    24,530,996
--------------------------------------------------------------------------------
     END OF PERIOD                                    $23,782,538   $32,479,598
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      6 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                           TEN MONTHS
                                                                     YEAR ENDED OCTOBER 31,                   ENDED     YEAR ENDED
                                                         ---------------------------------------------     OCTOBER 31,  DECEMBER 31,
CLASS A SHARES                                            2001         2000        1999          1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $31.06       $21.44      $16.96        $21.24       $18.21        $14.32
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                   (0.111)      (0.525)     (0.196)+      (0.193)+     (0.138)+      (0.016)
   Net realized and unrealized gain (loss)               (7.432)      10.145       4.676        (3.224)       3.236         5.407
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                    (7.543)        9.62       4.480        (3.417)       3.098         5.391
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                     --           --          --            --           --            --
   Net realized gain                                     (7.387)          --          --        (0.863)      (0.068)       (1.501)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (7.387)          --          --        (0.863)      (0.068)       (1.501)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $16.13       $31.06      $21.44        $16.96       $21.24        $18.21
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)            $21,529      $30,717     $23,794       $27,802      $25,799       $24,311
   Ratio of expenses to average net assets (A)             1.35%        1.35%       1.35%         1.35%        1.35%*        0.88%
   Ratio of net investment
   loss to average net assets                             (0.60)%      (0.82)%     (1.03)%       (0.98)%      (0.87)%*      (0.13)%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (27.89)%      44.87%      26.42%       (16.56)%      17.05%**      37.80%
====================================================================================================================================
PORTFOLIO TURNOVER RATE                                      57%          81%        104%           51%         108%           89%
====================================================================================================================================
NOTE:  IF AGENTS OF THE FUND AND  AGENTS OF SMALL CAP GROWTH  PORTFOLIO  HAD NOT
VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  FUND  EXPENSES  FOR THE
PERIODS  INDICATED,  THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE
BEEN AS FOLLOWS:
   Net investment loss per share                        $(0.345)     $(0.435)    $(0.351)+     $(0.319)+    $(0.252)+     $(0.133)
   RATIOS:
   Expenses to average net assets (A)                      2.61%        2.18%       2.16%         1.99%        2.06%*        1.83%
   Net investment loss to average net assets              (1.86)%      (1.65)%     (1.84)%       (1.62)%      (1.58)%*      (1.08)%
====================================================================================================================================

 *  ANNUALIZED
**  NOT ANNUALIZED
 + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      7 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                                    JANUARY 4, 1999
                                                                                 YEAR ENDED OCTOBER 31,              (COMMENCEMENT
                                                                             -----------------------------         OF OPERATIONS) TO
CLASS B SHARES                                                                  2001                2000            OCTOBER 31, 1999
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                         $ 30.65             $ 21.31             $ 18.95
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                                        (0.214)             (0.481)             (0.265)+
   Net realized and unrealized gain (loss)                                    (7.339)              9.821               2.625
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                                         (7.553)               9.34               2.360
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                          --                  --                  --
   Net realized gain                                                          (7.387)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                           (7.387)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $ 15.71             $ 30.65             $ 21.31
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                                 $ 1,730             $ 1,743             $   737
   Ratio of expenses to average net assets (A)                                  2.10%               2.10%               2.10%*
   Ratio of net investment loss to average net assets                          (1.36)%             (1.55)%             (1.77)%*
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  (28.42)%             43.78%              12.45%**
====================================================================================================================================
PORTFOLIO TURNOVER RATE                                                           57%                 81%                104%
====================================================================================================================================
NOTE: IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH PORTFOLIO HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED
FUND EXPENSES FOR THE PERIODS INDICATED, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

   Net investment loss per share                                             $(0.453)            $(0.621)            $(0.420)+
   RATIOS:
   Expenses to average net assets (A)                                           3.61%               2.93%               2.91%*
   Net investment loss to average net assets                                   (2.87)%             (2.40)%             (2.58)%*
====================================================================================================================================

   *  ANNUALIZED
  **  NOT ANNUALIZED
   + THE PER SHARE  AMOUNTS  WERE  COMPUTED  USING A MONTHLY  AVERAGE  NUMBER OF
     SHARES  OUTSTANDING  DURING THE PERIOD.
 (A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      8 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     SEPTEMBER 22, 2000
                                                                   YEAR ENDED          (COMMENCEMENT
                                                                   OCTOBER 31,        OF OPERATIONS) TO
CLASS L SHARES                                                        2001            OCTOBER 31, 2000
===========================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $31.06                  $32.62
-----------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                               (0.153)                 (0.065)
   Net realized and unrealized loss                                  (7.520)                 (1.495)
-----------------------------------------------------------------------------------------------------------
Total From Operations                                                (7.673)                  (1.56)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                 --                      --
   Net realized gain                                                 (7.387)                     --
-----------------------------------------------------------------------------------------------------------
Total Distributions                                                  (7.387)                     --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $16.00                  $31.06
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                           $523                     $19
   Ratio of expenses to average net assets (A)                         2.10%                   2.10%*
   Ratio of net investment loss to average net assets                 (1.37)%                 (1.91)%*
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         (28.39)%                 (4.78)%**
===========================================================================================================
PORTFOLIO TURNOVER RATE                                                  57%                     81%
===========================================================================================================
NOTE: IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH PORTFOLIO HAD NOT VOLUNTARILY WAIVED A PORTION OF
THEIR FEES AND ASSUMED FUND EXPENSES FOR THE PERIODS  INDICATED,  THE NET INVESTMENT  LOSS PER SHARE AND THE
RATIOS WOULD HAVE BEEN AS FOLLOWS:
   Net investment loss per share                                     $(0.383)                     $(0.140)
   RATIOS:
   Expenses to average net assets (A)                                  4.16%                        2.93%*
   Net investment loss to average net assets                          (3.43)%                      (2.74)%*
===========================================================================================================

   * ANNUALIZED
  ** NOT ANNUALIZED
   + THE PER SHARE  AMOUNTS  WERE  COMPUTED  USING A MONTHLY  AVERAGE  NUMBER OF
     SHARES  OUTSTANDING  DURING THE PERIOD.
 (A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      9 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Fund (the "Fund") is a separate diversified series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Before November 1, 2001 the Fund invested all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. On April 1, 2001, Citibank, N.A. transferred its asset management business, including investment management of the Fund to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (approx. 99.9% at October 31, 2001) in the net assets of the Portfolio. Salomon Smith Barney Inc. ("SSB"), a subsidiary of SSBH, acts as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

Citi Fiduciary Trust Company ("CFTC"), a subsidiary of Citigroup, acts as the Fund's transfer agent and PFPCGlobal Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTCreceives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the year ended October 31, 2001, the Fund paid transfer agent fees of $14,754 to CFTC.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within six years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the year ended October 31, 2001, the distributor received net commissions paid by investors of $24,000 and $2,000 from sales of Class A and Class L shares, respectively and $3,000 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a loss carryover of $308,378, all of which will expire on October 31, 2009.

                     10 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager and the distributor. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2001, the Fund reclassified $176,514 from accumulated investment loss, $3,630,635 to paid in capital, $4,932,386 from realized gains and $1,125,237 to unrealized loss.

F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2.   Management Fees

The Manager is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $94,052, all of which was voluntarily waived for the year ended October 31, 2001.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3.   Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $61,917 for the year ended October 31, 2001. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B and Class L shares amounted to $17,395 and $3,657, respectively, for the year ended October 31, 2001. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4.   Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $8,952,487 and $8,640,472, respectively.

                     11 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

5.   Shares Of Beneficial Interest

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                      YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                                      2001               2000
================================================================================
CLASS A
Shares sold                                          376,540            168,978
Shares issued to shareholders
  from reinvestment of distributions                 362,079                 --
Shares repurchased                                  (392,995)          (290,116)
--------------------------------------------------------------------------------
Class A net increase (decrease)                      345,624           (121,138)
================================================================================
CLASS B
Shares sold                                           50,390             29,360
Shares issued to shareholders
  from reinvestment of distributions                  21,505                 --
Shares repurchased                                   (18,682)            (7,071)
--------------------------------------------------------------------------------
Class B net increase                                  53,213             22,289
================================================================================
CLASS L**
Shares sold                                           35,831                606
Shares issued to shareholders
  from reinvestment of distributions                   2,028                 --
Shares repurchased                                    (5,763)                --
--------------------------------------------------------------------------------
Class L net increase                                  32,096                606
================================================================================

** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)

6.   Assumption of Expenses

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 2001, which amounted to $172,967, to maintain a voluntary expense limitation of average daily net assets of 1.35%, 2.10% and 2.10% for Class A, Class B and Class L shares, respectively. These voluntary expense limitations may be discontinued at any time.


7.   Subsequent Event

On October 29, 2001, the Board of Trustees approved a change in the investment structure of the Fund. Effective November 1, 2001, the Fund withdrew its investment in the Small Cap Growth Portfolio and began investing its assets directly in investment securities.


                     12 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE SHAREHOLDERS OF SMITH BARNEY TRUST II:
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Small Cap Growth Opportunities Fund (the "Fund"), a series of Smith Barney Funds Trust II, at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2001






                     13 | 2001 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
A special meeting of shareholders was held on September 28, 2001. Among other items, the following people were newly elected to serve on the Fund's Board of
Trustees: Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Alan G. Merten, R. Richardson Pettit and Walter E. Robb, III. Riley C. Gilley, Diana R. Harrington, Susan B. Kerley, Heath B. McLendon, C. Oscar Morong, Jr. and E. Kirby Warren were each re-elected to serve on the Fund's Board of Trustees.

The votes and tabulations are as follows:

ITEM VOTED ON:                                  VOTES FOR              VOTES AGAINST          ABSTENTIONS         BROKER NON-VOTES
===================================================================================================================================
ITEM 1. TO ELECT A BOARD OF TRUSTEES
1.01 Elliot J. Berv                           1,367,811.797              95,093.391               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.02 Donald M. Carlton                        1,367,811.797              95,093.391               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.03 A. Benton Cocanougher                    1,367,811.797              95,093.391               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.04 Mark T. Finn                             1,367,811.797              95,093.391               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.05 Riley C. Gilley                          1,358,666.957             104,238.231               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.06 Stephen Randolph Gross                   1,367,811.797              95,093.391               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.07 Diana R. Harrington                      1,367,245.614              95,659.574               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.08 Susan B. Kerley                          1,361,026.752             101,878.436               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.09 Heath B. McLendon                        1,366,270.611              96,634.577               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.10 Alan G. Merten                           1,367,811.797              95,093.391               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.11 C. Oscar Morong, Jr.                     1,366,207.693              96,697.495               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.12 R. Richardson Pettit                     1,367,811.797              95,093.391               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.13 Walter E. Robb, III                      1,365,798.873              97,106.315               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
1.14 E. Kirby Warren                          1,367,245.614              95,659.574               0.000                  0.000
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 2. AMENDED AND RESTATED
        DECLARATION OF TRUST                  1,257,386.796              99,636.432          86,899.960             14,763.778
------------------------------------------------------------------------------------------------------------------------------
ITEM 3. VOTES ON VARIOUS FUND POLICIES
3.01 Borrowing                                1,233,966.336             175,094.982          34,861.870             14,763.778
------------------------------------------------------------------------------------------------------------------------------
3.02 Lending of Money or Securities           1,226,999.150             182,062.167          34,861.870             14,763.778
-----------------------------------------------------------------------------------------------------------------------------------
3.03 Concentration                            1,236,209.247             172,852.071          34,861.870             14,763.778
-----------------------------------------------------------------------------------------------------------------------------------
3.04 Real Estate, Oil, Gas and
Mineral Interests, and Commodities            1,236,209.247             172,852.071          34,861.870             14,763.778
-----------------------------------------------------------------------------------------------------------------------------------
3.05 Issuance of Senior Securities            1,238,242.391             170,446.927          35,233.870             14,763.778
-----------------------------------------------------------------------------------------------------------------------------------
3.06 Investments in a Single Issuer           1,234,428.150             174,633.168          34,861.870             14,763.778
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 4. AMENDED AND RESTATED
MANAGEMENT AGREEMENT                          1,214,145.091             163,154.994          85,605.103             14,763.778
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 5. AMENDED AND RESTATED
SERVICE PLANS                                 1,260,283.165             111,049.663          91,572.359             14,763.778
-----------------------------------------------------------------------------------------------------------------------------------

                     14 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                       OCTOBER 31, 2001
--------------------------------------------------------------------------------

     SHARES        SECURITY                                         VALUE
================================================================================
COMMON STOCKS--95.2%
CAPITAL GOODS/ PRODUCER MANUFACTURING / INDUSTRIAL SERVICES--12.7%
       8,393       Alliant Techsystems, Inc.*                      $   732,373
      13,381       Aptargroup, Inc.                                    402,768
       2,800       Brooks Automation, Inc.*                             90,384
       8,136       Carlisle Inc.                                       243,104
       7,094       Gentex Corp.*                                       168,837
       8,749       Idex Corp.                                          254,596
       9,136       Mettler Toledo International, Inc.*                 419,434
       2,800       Mueller Industries, Inc.*                            81,060
      13,000       Phillips-Van Heusen Corp.                           111,020
      10,374       Shaw Group Inc.*                                    285,285
       4,000       Teleflex Inc.                                       160,000
--------------------------------------------------------------------------------
                                                                     2,948,861
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.9%
       4,100       National Processing, Inc.*                          107,215
       4,400       Plexus Corp.*                                       110,000
--------------------------------------------------------------------------------
                                                                       217,215
--------------------------------------------------------------------------------
CONSUMER DURABLES--1.0%
      11,103       Callaway Golf Co.                                   158,662
       3,500       Jakks Pacific Inc.*                                  65,975
--------------------------------------------------------------------------------
                                                                       224,637
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES--1.5%
       7,200       International Mutifoods Corp*                       156,744
       8,900       Smithfield Foods Inc.*                              187,345
--------------------------------------------------------------------------------
                                                                       344,089
--------------------------------------------------------------------------------
CONSUMER SERVICES--4.3%
       5,143       Emmis Communications Corp.*                          69,688
       5,000       GTECH Holdings Corp.*                               199,500
      13,332       Isle of Capri Casinos, Inc.*                        120,921
      10,250       P F Chang's China Bistro, Inc.*                     406,207
       5,600       Watson Wyatt & Company Holdings*                     98,784
       4,675       Westwood One, Inc.*                                 111,218
--------------------------------------------------------------------------------
                                                                     1,006,318
--------------------------------------------------------------------------------
ELECTRONIC TECH / TECHNOLOGY SERVICES--15.1%
       2,535       Advanced Technical Products, Inc.*                   69,434
      19,406       Aeroflex, Inc.*                                     284,686
       8,279       Anaren Microwave, Inc.*                             126,586
       4,554       Bisys Group, Inc.*                                  236,899
       2,400       Black Hills Corp.                                    65,904
       3,600       CACI International Inc.*                            223,956
      10,200       DDi Corp.*                                           92,106
       3,900       DRS Technologies, Inc.*                             157,365
       4,800       EDO Corp.                                           129,360
      10,700       eFunds Corp.*                                       165,850
       6,438       Emulex Corp.*                                       152,452
       4,600       Mercury Computer Systems, Inc.*                     216,936
       6,856       National Instruments Corp.*                         197,521


                      SEE NOTES TO FINANCIAL STATEMENTS.

                    15 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2001
--------------------------------------------------------------------------------

     SHARES        SECURITY                                           VALUE
================================================================================
ELECTRONIC TECH / TECHNOLOGY SERVICES--(CONTINUED)
       5,750       Newport Corp.                                   $    89,643
       9,787       Powerwave Technologies, Inc.*                       149,741
      26,619       REMEC, Inc.*                                        238,240
       5,801       Spectralink Corp.*                                   65,435
      11,500       Technitrol, Inc.                                    286,120
       5,500       United Industrial Corp.                             105,985
      18,044       Varian Inc.*                                        457,235
--------------------------------------------------------------------------------
                                                                     3,511,454
--------------------------------------------------------------------------------
ENERGY / MINERALS--5.7%
       2,702       Atwood Oceanics Inc.*                                82,438
      20,720       Hanover Compressor Co.*                             571,458
       2,400       Penn Virginia Corp.                                  92,400
      15,486       Precision Drilling Corp.*                           393,035
      11,895       Varco International Inc.*                           178,425
--------------------------------------------------------------------------------
                                                                     1,317,756
--------------------------------------------------------------------------------
FINANCE--9.6%
       7,499       Affiliated Managers Group Inc.*                     462,688
      11,125       Banknorth Group Inc.                                243,971
       9,007       Chittenden Corp.                                    222,833
      15,617       Cullen Frost Bankers, Inc.                          421,034
       5,800       Philadelphia Consolidated Holding Corp.*            227,302
       8,730       SEI Investments Co.                                 268,448
      10,762       West America Bancorporation                         393,243
--------------------------------------------------------------------------------
                                                                     2,239,519
--------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY--18.5%
       4,600       Alkermes, Inc.                                      117,990
       6,889       Alpharma, Inc.                                      190,825
       3,324       Andrx Corp.*                                        215,827
       5,073       CIMA Labs Inc.*                                     274,196
       3,600       Cooper Companies, Inc.                              172,800
      10,203       Corixa Corp.*                                       132,333
       3,209       Cubist Pharmaceuticals Inc.*                        129,323
       5,548       Curagen Corp.                                       127,992
       7,200       DIANON Systems, Inc.*                               331,920
       1,500       Digene Corp.*                                        53,175
       3,747       Enzon, Inc.*                                        231,752
       2,350       Integra Lifesciences Holdings*                       69,090
       6,323       K V Pharmaceuticals Co.*                            159,782
      10,136       Lifepoint Hospitals, Inc.*                          316,040
       5,900       Medarex, Inc.*                                      121,540
       3,874       Medicis Pharmaceutical Corp.*                       223,491
       2,400       Myriad Genetics, Inc.*                              110,400
       3,446       NPS Pharmaceuticals Inc.*                           124,504
       3,000       Neurocrine Biosciences, Inc.*                       126,210
       3,312       Pharmacyclics Inc.*                                  71,970
       5,230       Shire Pharmaceuticals Group PLC, ADRs*              233,781
       3,427       Specialty Laboratories Inc.*                         98,732
       2,900       Taro Pharma Industries Ltd.*                        122,090


                      SEE NOTES TO FINANCIAL STATEMENTS.

                    16 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 2001
--------------------------------------------------------------------------------

     SHARES        SECURITY                                            VALUE
================================================================================
HEALTH SERVICES/TECHNOLOGY--(CONTINUED)
      12,940       Triad Hospitals Inc.*                           $   348,086
       2,400       Varian Medical Systems, Inc.*                       161,040
       1,640       Vertex Pharmaceuticals Inc.*                         40,180
--------------------------------------------------------------------------------
                                                                     4,305,069
--------------------------------------------------------------------------------
RETAIL--3.8%
       3,663       Abercrombie & Fitch Co.*                             68,938
       6,300       Chico's FAS, Inc.*                                  163,800
      11,979       Cost Plus, Inc.*                                    232,992
       3,400       Fred's, Inc.                                        111,350
       6,991       Linens`n Things, Inc.                               127,236
       6,790       Ultimate Electronics Inc.*                          123,171
       6,200       Wild Oats Market, Inc.*                              43,400
--------------------------------------------------------------------------------
                                                                       870,887
--------------------------------------------------------------------------------
SEMI-CONDUCTOR--9.9%
       8,100       Advanced Power Technology, Inc.*                     76,707
      18,600       Asyst Technologies Inc.*                            169,260
       4,562       ATMI Inc.*                                           86,952
       6,200       DuPont Photomasks, Inc.*                            223,448
      15,249       Emcore Corp.*                                       170,179
       6,372       Exar Corp.*                                         143,625
       5,100       MKS Instruments, Inc.*                              110,058
      51,078       Oak Technology*                                     510,269
       3,500       PRI Automation Inc.*                                 57,540
      13,015       Semtech Corp.*                                      491,316
       7,700       TriQuint Semiconductor, Inc.*                       136,136
       3,700       Varian Semiconductor Equipment*                     111,148
--------------------------------------------------------------------------------
                                                                     2,286,638
--------------------------------------------------------------------------------
SOFTWARE--6.3%
       5,646       Activision, Inc.*                                   204,103
       8,647       Actuate Corp.*                                       35,885
       2,000       Advent Software, Inc.*                               77,140
       6,800       Agile Software Corp.*                                64,736
       9,046       HNC Software Inc.*                                  156,496
       3,636       Macrovision Corp.*                                   89,482
      16,200       Manugistics Group, Inc.*                            124,740
       5,500       MCSi, Inc.*                                         121,000
       9,947       Mercury Interactive Corp.*                          236,938
       5,700       Netegrity, Inc.*                                     66,918
       9,736       NetIQ*                                              274,068
--------------------------------------------------------------------------------
                                                                     1,451,506
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
       3,000       Commonwealth Telephone Enterprises, Inc.            128,490
      15,029       Dobson Communications Corp.*                        148,336
       9,415       Western Wireless Corp.*                             274,636
--------------------------------------------------------------------------------
                                                                       551,462
--------------------------------------------------------------------------------


                      SEE NOTES TO FINANCIAL STATEMENTS.

                    17 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2001
--------------------------------------------------------------------------------

     SHARES        SECURITY                                            VALUE
================================================================================
TRANSPORTATION--1.8%
       9,830       CH Robinson Worldwide                           $   263,149
       6,600       Knight Transportation, Inc.                         160,974
--------------------------------------------------------------------------------
                                                                       424,123
--------------------------------------------------------------------------------
UTILITIES--1.7%
      19,220       Cleco Corp.                                         386,514
--------------------------------------------------------------------------------
                   TOTAL COMMON STOCKS
                   (Identified Cost--$23,559,136)                   22,086,048
==============================================================================--
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST--4.8%
                   State Street Bank Repurchase Agreement,
                     2.55% due 11/1/01; proceeds at maturity
                     $1,118,079 (Fully collateralized by
                     United States Treasury Bonds,
                     6.25% due 5/15/30 valued at $1,145,426)
                     (Identified Cost--$1,118,000)                   1,118,000
==============================================================================--
                   TOTAL INVESTMENTS
                   (Identified Cost -- $24,677,136)                $23,204,048
==============================================================================--

ADRs--American Depositary Receipts
* Non-income producing securities


                      SEE NOTES TO FINANCIAL STATEMENTS.

                    18 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 2001
--------------------------------------------------------------------------------
ASSETS:
     Investments at value (Note 1A)
       (Identified Cost, $23,559,136)                              $22,086,048
     Short-term holdings at amortized cost (Note 1A)
       (Identified Cost, $1,118,000)                                 1,118,000
     Cash                                                              824,231
     Dividends and interest receivable                                   7,894
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   24,036,173
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for investments purchased                                 108,358
     Payable to affiliates-- Management fees (Note 2)                   15,359
     Accrued expenses and other liabilities                             50,830
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 174,547
--------------------------------------------------------------------------------
NET ASSETS                                                         $23,861,626
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS           $23,861,626
================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.

                   19 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2001
INVESTMENT INCOME:
Interest income                                                    $    182,382
Dividend income                                                         144,203
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 326,585
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                                323,064
Custody and fund accounting fees                                         85,799
Audit fees                                                               38,615
Legal fees                                                               31,800
Trustees fees                                                             7,311
Other                                                                     5,516
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                          492,105
Less: Aggregate amount waived by the Manager (Note 2)                  (125,981)
--------------------------------------------------------------------------------
NET EXPENSES                                                            366,124
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (39,539)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from investment transactions                       (2,612,033)
Unrealized depreciation of investments                              (12,777,478)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (15,389,511)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(15,429,050)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     20 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                           2001              2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
   Net investment loss                            $   (39,539)      $  (282,510)
   Net realized gain (loss) on
     investment transactions                       (2,612,033)       44,261,269
   Unrealized depreciation of investments         (12,777,478)      (13,053,084)
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                    (15,429,050)       30,925,675
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                     17,640,389        27,137,765
   Value of withdrawals                           (34,890,729)      (98,473,742)
--------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                         (17,250,340)      (71,335,977)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                        (32,679,390)      (40,410,302)
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                             56,541,016        96,951,318
--------------------------------------------------------------------------------
   END OF PERIOD                                  $23,861,626       $56,541,016
================================================================================


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                           TEN MONTHS
                                                                 YEAR ENDED OCTOBER 31,                       ENDED      YEAR ENDED
                                                   ---------------------------------------------------     OCTOBER 31,  DECEMBER 31,
                                                     2001          2000          1999           1998          1997           1996
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)           $23,862       $56,541       $96,951       $194,671       $49,598        $47,142
Ratio of expenses to average net assets               0.85%         0.85%         0.86%          0.88%         0.85%*         0.61%
Ratio of net investment income
   (loss) to average net assets                      (0.09)%       (0.33)%       (0.54)%        (0.50)%       (0.37)%*        0.15%
Portfolio turnover                                      57%           81%          104%            51%          108%            89%

NOTE: IF AGENTS OF THE PORTFOLIO HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED PORTFOLIO  EXPENSES FOR THE PERIODS
      INDICATED, THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

RATIOS:
Expenses to average net assets                        1.14%         0.85%         0.86%          0.88%         1.04%*         1.17%
Net investment loss to average
   net assets                                        (0.38)%       (0.33)%       (0.54)%        (0.50)%       (0.56)%*       (0.41)%
====================================================================================================================================

* ANNUALIZED

                       See Notes to Financial Statements.

                     21 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is CitiFund Management Inc. ("the Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C.   U.S. FEDERAL INCOME TAXES   The Portfolio is considered a partnership under
the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2.   Management Fees

The Manager is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. The Manager also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

                     22 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The management fees paid to the Manager amounted to $323,064 of which $125,981 was voluntarily waived for the year ended October 31, 2001. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.


3.   Purchases and Sales of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $22,398,816 and $40,612,886, respectively, for the year ended October 31, 2001.


4.   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $23,559,136
================================================================================

Gross unrealized appreciation                                    $ 2,361,828
Gross unrealized depreciation                                     (3,834,916)
--------------------------------------------------------------------------------
Net unrealized depreciation                                      $(1,473,088)
================================================================================


5.   Line of Credit

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2001, the commitment fee allocated to the Portfolio was $75. Since the line of credit was established, there have been no borrowings.

6.   Subsequent Event

On October 29, 2001, the Board of Trustees approved the termination of the Portfolio effective November 1, 2001. The owners of beneficial interest in the Portfolio as of November 1, 2001, received their respective share of the Portfolio's net assets.


                     23 | 2001 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF
SMALL CAP GROWTH PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Cap Growth Portfolio (the
"Fund"), a series of the Premium Portfolios, at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2001


                     24 | 2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               -----------------------------------------------------------------
               TRUSTEES AND OFFICERS             INVESTMENT MANAGER
               C. Oscar Morong, Jr., Chairman    (of Small Cap Growth Portfolio)
               Heath B. McLendon,* President     Citi Fund Management Inc.
               Elliot J. Berv                    100 First Stamford Place
               Donald M. Carlton                 Stamford, Connecticut 06902
               A. Benton Cocanougher
               Mark T. Finn
               Riley C. Gilley                   DISTRIBUTOR
               Stephen Randolph Gross            Salomon Smith Barney Inc.
               Diana R. Harrington
               Susan B. Kerley
               Alan G. Merten                    CUSTODIAN
               R. Richardson Pettit              State Street Bank &
               Walter E. Robb, III                 Trust Company
               E. Kirby Warren
               William S. Woods, Jr.**
                                                 TRANSFER AGENT
                                                 Citi Fiduciary Trust Company
               SECRETARY                         125 Broad Street, 11th Floor
               Robert I. Frenkel*                New York, New York 10004


               TREASURER                         SUB-TRANSFER AGENT
               Lewis E. Daidone*                 PFPC Global Fund Services
                                                 P.O. Box 9699
                                                 Providence, Rhode Island
                * Affiliated Person of           02940-9699
                  Investment Manager
               ** Trustee Emeritus
               -----------------------------------------------------------------

     SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                        This  report is  submitted  for  general
                                        information of the shareholders of Smith
                                        Barney  Small Cap  Growth  Opportunities
                                        Fund,  but it may  also be used as sales
                                        literature  when preceded or accompanied
                                        by the current  Prospectus,  which gives
                                        details   about    charges,    expenses,
                                        investment   objectives   and  operating
                                        policies  of the Fund.  If used as sales
                                        material  after  January 31, 2002,  this
                                        report    must   be    accompanied    by
                                        performance information for the most recently completed calendar quarter.

                                        SMITH BARNEY SMALL CAP
                                          GROWTH OPPORTUNITIES FUND
                                        Smith Barney Mutual Funds
                                        125 Broad Street, MF-2
                                        New York, New York 10004


                                        For  complete  information  on any Smith
                                        Barney    Mutual    Funds,     including
                                        management  fees and  expenses,  call or
                                        write your financial  professional for a
                                        free   prospectus.   Read  it  carefully
                                        before you invest or send money.



                                        WWW.SMITHBARNEY.COM/MUTUALFUNDS


                                        [SALOMON SMITH BARNEY LOGO]

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                                        of Salomon Smith Barney Inc.

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